Notes Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
NOTES PAYABLE

9.	NOTES PAYABLE

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of December 31, 2017:

	Note Amount	Issuance Date	Unpaid Amount

	$10,000	February 2014	$1,000
	272,500	9/30/2017	207,500
	129,000	7/25/2017	129,000
	75,000	7/12/2017	75,000
	15,000	7/22/2013	15,000
	86,821	3/14/2013	86,821
	10,000	2/21/2014	10,000
	30,000	2/1/2012	25,000
	500,000	5/19/2014	175,000
	44,414	5/1/2017	44,414
Total:	$914,321		$768,735

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February, 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014.  The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension.  The note had an outstanding balance of $25,000 as of December 31, 2017.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. Interest under the note was extinguished in a subsequent extension of the term. The note is current and the entire balance is owed and outstanding as of December 31, 2017.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. Maturity date has been extended to December 31, 2018, and interest rate has been reduced to 2%, and lender agreed to make all interest retroactive and deferred.  The balance of the note was $15,000 as of December 31, 2017.

In February 2014, MGD entered into a secured promissory note with a certain unrelated third party for $10,000. The note was secured by interests in tangible and intangible property of MGD.  The Company is to make payments of $181 each business day (Monday through Friday) until the loan is paid off.  The effective interest rate on the note is 137%.  The outstanding balance of the note is $1,000 as of December 31, 2017.

On May 19, 2014, Snöbar Holdings entered into a secured convertible promissory note with a principal balance of $500,000.  The note was secured by interests in cash, accounts receivable, other receivables, inventory, supplies, other assets of Snöbar Holdings including general intangibles and rights of each liquor license owned by Snöbar Trust.  The note has an interest rate of 10% and an original maturity date of December 31, 2015.  The Company was to make interest only payments beginning July 1, 2014.  The lender determined Snöbar Holdings to be in default and on January 29, 2015, entered into a mutually agreed loan modification.  The agreement increased the principal balance of the note as of December 31, 2014 to $527,333 and all interest due and payable was deemed to have been paid and the conversion rights of the note were removed.  The modification also removed and deleted, in its entirety, all secured interests in cash, accounts receivable, other receivables, inventory, supplies, and other assets of Snöbar Holdings, including intangibles, and rights of each liquor license owned by Snöbar Trust. The maturity date was December 31, 2015 if Snöbar Holdings is not in default, the maturity date of the note should automatically be extended to December 31, 2016 (“First Extended Maturity Date”). Commencing on January 1, 2016, Snöbar Holdings was to make monthly payments of $15,000 until the First Extended Maturity Date.  Assuming Snöbar Holdings was not in default with respect to its obligations as of the First Extended Maturity Date, the note would have automatically been extended to December 31, 2017 (“Second Extended Maturity Date”).  Commencing on January 1, 2017, the monthly payments increased to $25,000 for every month until the Second Extended Maturity Date.  All accrued but unpaid interest, charges and the remaining principal balance of the note was fully due and payable on the Second Extended Maturity Date. In January of 2016 the company decided to enter into renegotiation period for the repayment terms of the modification dated January 29, 2015. As a result of the renegotiation with the note holder

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

On February 13, 2017, the Company entered a settlement agreement with one of its creditors for $527,333 of its long-term notes payable. The agreement called for issuance of 400,000 restricted shares of the Company’s common stock and $200,000 in future cash payment comprising of $25,000 on March 31, 2017, $25,000 on March 31, 2018, $25,000 on March 31, 2019, and $125,000 on March 31, 2020.  As of March 10, 2017, the Company issued to the creditor, 400,000 restricted shares of the Company’s common stock, and also paid the $25,000 for the required March 31, 2017 cash payment. The $25,000 payment due in 2018 was paid to JRSR26 on March 1, 2018. The balance of the note as of December 31, 2017 is $175,000.

Effective September 30, 2015, the Company entered into amended promissory notes with a certain unrelated third party in an amount of $272,500, one for $172,500, and two others for $50,000 each. All of the notes have an interest rate of 8% and had a maturity date of August 13, 2017, but have been extended to November 15, 2017 for a fee of $15,000. The notes had a principal outstanding balance of $207,500 as of December 31, 2017.

In September of 2017, the Company entered into a financing arrangement with a lending institution pursuant to which the Company borrowed a principal of $129,000 secured by shares of the Company’s common stock.

On July 12, 2017, the issued a Convertible Promissory Note to JSJ Investments Inc. for total gross proceeds of $75,000. The note is convertible at any time after the issuance date, bears interest at 12% and matures on April 12, 2018.

As of December 31, 2017, the Company had short-term notes payable of $456,914 and long-term notes payable of $311,821.